THE FAIRMONT FUND


                         UNAUDITED FINANCIAL STATEMENTS
                                  JUNE 30, 1997


                                THE FAIRMONT FUND

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1997
INVESTMENTS IN SECURITIES
COMMON STOCKS (SHARES)                                                           VALUE              PERCENT
----------------------                                                           -----              -------

      ADVERTISING
           15,000  WPP Group PLC ADS.......................................  $     611,250            1.90%
                                                                                ----------

      AUTOMOBILE PARTS
          175,000  TBC Corporation (a).....................................      1,465,625            4.56
                                                                                ----------

      BANKING
           42,000  Imperial Bancorp (a)....................................      1,212,750
           40,000  North Fork Bancorporation Inc...........................        855,000
           75,000  UST Corporation.........................................      1,678,125
                                                                                ----------
                                                                                 3,745,875           11.67
                                                                                ----------
      BUSINESS SERVICES
          145,000  Butler International Inc (a)............................      1,966,563            6.12
                                                                                ----------

      COMPUTER PERIPHERAL EQUIPMENT
          110,000  Madge N.V (a)...........................................        701,250            2.18
                                                                                ----------

      COMPUTER SOFTWARE
           10,000  Intuit Inc (a)..........................................        229,375
            1,750  Lycos Inc (a)...........................................         22,312
                                                                                ----------
                                                                                   251,687            0.78
                                                                                ----------
      EMPLOYMENT AGENCY
          100,000  Employee Solutions Inc (a)..............................        556,250            1.73
                                                                                ----------

      HOSPITAL AND MEDICAL SERVICE PLANS
           25,000  Coventry Corporation (a)................................        378,125
           55,000  Maxicare Health Plans Inc (a)...........................      1,230,625
                                                                                ----------
                                                                                 1,608,750            5.01
                                                                                ----------
      MEDICAL EQUIPMENT
           17,000  Haemonetics Corporation (a).............................        325,125            1.01
                                                                                ----------

      MEDICAL LABORATORIES
          300,000  Meris Laboratories Inc (a)..............................         18,750            0.06
                                                                                ----------

      MORTGAGE BANKER/BROKER
           20,000  Aames Financial Corporation.............................        370,000
          100,000  Southern Pacific Funding Corporation (a)................      1,662,500
                                                                                ----------
                                                                                 2,032,500            6.33
                                                                                ----------
      MULTILINE INSURANCE
           35,000  USF&G Company...........................................        840,000            2.62
                                                                                ----------

      OIL AND GAS EXPLORATION
          100,000  Oryx Energy Company (a).................................      2,112,500            6.58
                                                                                ----------







                      THE FAIRMONT FUND

                   SCHEDULE OF INVESTMENTS
                         (UNAUDITED)

                        JUNE 30, 1997

INVESTMENTS IN SECURITIES (CONTINUED)
COMMON STOCKS (SHARES)                                                           VALUE             PERCENT
----------------------                                                           -----             -------

      PAPER PRODUCTS
          100,000  Corporate Express Inc (a)...............................  $   1,443,750            4.50%
                                                                                ----------

      PASSENGER TRANSPORTATION
          150,000  Greyhound Lines Inc (a).................................        675,000            2.10
                                                                                ----------

      PERSONAL SERVICES
           45,000  Regis Corporation.......................................      1,063,125            3.31
                                                                                ----------

      PHARMACEUTICALS
           38,000  Novartis AG.............................................      3,054,250            9.51
                                                                                ----------

      RETAIL STORES
          100,000  Strouds Inc (a).........................................        175,000            0.55
                                                                                ----------

      SAVINGS INSTITUTIONS
           70,000  Dime Financial Corporation..............................      1,785,000
           20,000  Great Financial Corporation.............................        702,500
           65,000  IMC Mortgage Company (a)................................      1,080,625
           30,000  Mechanics Savings Bank (a)..............................        566,250
                                                                                ----------
                                                                                 4,134,375           12.88
                                                                                ----------
      SHOES
           26,000  Timberland Company (a)..................................      1,677,000            5.22
                                                                                ----------

      TELEPHONE COMMUNICATIONS
           50,000  Telex Chile SA..........................................        281,250            0.88
                                                                                ----------

      WOMEN'S APPAREL
           20,000  Talbots Inc.............................................        680,000            2.12
                                                                                ----------       ---------

          TOTAL COMMON STOCKS (Cost $22,926,100)...........................     29,419,875           91.62

BANK REPURCHASE AGREEMENT
      With Star Bank NA of Cincinnati, issued 6/30/97 due 7/1/97, fully collateralized by GNMA, 6.00%
      due 5/20/22  (Cost $3,862,000).......................................      3,862,000           12.03
                                                                                ----------       ---------

          TOTAL INVESTMENTS (Cost $26,788,100).............................     33,281,875          103.65

          OTHER ASSETS LESS LIABILITIES....................................  (   1,172,813)        (  3.65)
                                                                                ----------       ---------

               NET ASSETS..................................................  $  32,109,062          100.00%
                                                                                ==========       =========

(a)   Common stocks which have not declared a dividend in 1997.



                                THE FAIRMONT FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                   (UNAUDITED)

                                  JUNE 30, 1997


                                     ASSETS


INVESTMENTS IN SECURITIES, At Value (Note 2)
     Common stocks (Cost $22,926,100)...................................$   29,419,875
     Bank repurchase agreement...........................................    3,862,000
                                                                           -----------

         Total investments in securities.........................................................$  33,281,875


CASH ............................................................................................       18,464

RECEIVABLES
     Investment securities sold..........................................      113,246
     Dividends...........................................................       11,454
     Interest ...........................................................          563
                                                                           -----------

         Total receivables.......................................................................      125,263
                                                                                                   -----------

              Total assets.......................................................................   33,425,602



                                   LIABILITIES


PAYABLES
     Investment securities purchased....................................$    1,201,135
     Shares redeemed.....................................................       72,356
     Management fee (Note 3).............................................       42,477
     Other    ...........................................................          572
                                                                           -----------

         Total liabilities.......................................................................    1,316,540
                                                                                                   -----------

NET ASSETS ...................................................................................... $ 32,109,062
                                                                                                  ============


NET ASSETS CONSIST OF
     Capital stock (1,075,298 shares outstanding) (Note 8).......................................$  25,329,338
     Accumulated net realized gains on investments...............................................      365,008
     Net unrealized appreciation on investments (Note 5).........................................    6,493,775
     Undistributed net investment loss...........................................................  (    79,059)

NET ASSETS    $..................................................................................$  32,109,062
                                                                                                 =============


NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     ($32,109,062 divided by 1,075,298 shares)..................................................$        29.86
                                                                                                   ===========


                             See accompanying notes.


                                THE FAIRMONT FUND

                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                         SIX MONTHS ENDED JUNE 30, 1997




INVESTMENT INCOME (Note 2)

     Dividends...................................................................................$      104,962
     Interest ....................................................................................       63,848
                                                                                                    -----------

         Total investment income..................................................................      168,810

EXPENSES

     Management fee (Note 3)......................................................................      247,869
                                                                                                    -----------

              Net investment loss.................................................................  (    79,059)
                                                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS (Note 2)

     Net realized gains from investment transactions..............................................      738,646

     Net change in unrealized appreciation on investments.........................................    3,015,752
                                                                                                    -----------

         Net realized and unrealized gains on investments.........................................    3,754,398
                                                                                                    -----------

              Net increase in net assets resulting from operations ............................... $  3,675,339
                                                                                                   ============










                             See accompanying notes.


                                THE FAIRMONT FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

         SIX MONTHS ENDED JUNE 30, 1997 AND YEAR ENDED DECEMBER 31, 1996


                                                                             1997                               1996
                                                                             ----                               ----
FROM OPERATIONS

     Net investment loss............................................  $(      79,059)                      $(   178,912)
     Net realized gains on investments...............................        738,646                          3,637,050
     Net change in unrealized appreciation
         on investments..............................................      3,015,752                        (   765,433)
                                                                       -------------                       ------------


     Net increase in net assets
         resulting from operations...................................      3,675,339                          2,692,705
                                                                       -------------                       ------------


DISTRIBUTIONS TO SHAREHOLDERS (Note 4)

     Distributions from net investment income........................              0                        ( 3,273,575)
                                                                       -------------                       ------------



FROM CAPITAL SHARE TRANSACTIONS (Note 8)                  SHARES                               SHARES
                                                        ----------                            --------

     Proceeds from sale of shares....................       34,417           927,740           90,818         2,591,421

     Shares issued in reinvestment
         of distributions............................            0                 0          119,600         3,163,405

     Payments for shares redeemed....................  (   120,797)   (    3,225,021)     (    92,010)       (2,633,953)
                                                        ----------     -------------       -----------     ------------

     Net increase or decrease in net assets
         from capital share transactions.............  (    86,380)   (    2,297,281)         118,408         3,120,873
                                                       ===========     -------------       ==========      ------------


         Net increase in net assets..................................      1,378,058                          2,540,003


NET ASSETS

     Beginning of year...............................................     30,731,004                         28,191,001
                                                                       -------------                       ------------

     End of period..................................................$     32,109,062                    $    30,731,004
                                                                       =============                       ============








                             See accompanying notes.


                                THE FAIRMONT FUND

                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)

                (For a Share Outstanding Throughout Each Period)



                                                                                          Years Ended
                                                  Six Months       ------------------------------------------------------
                                                     Ended         December       December       December        December
                                                    June 30           31             31             31              31
                                                     1997            1996           1995           1994            1993
                                                     ----            ----           ----           ----            ----

Net Asset Value, Beginning of Period............$    26.45           27.02          24.06          22.43           19.41

   INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income.........................  (   .12)         (  .10)         ( .08)        (  .16)         (  .14)
   Net Gains or Losses on Securities
       (both realized and unrealized)............     3.53            2.67           6.80           1.79            3.16
                                                   -------        --------        -------        -------        --------
     Total From Investment Operations............     3.41            2.57           6.72           1.63            3.02

   LESS DISTRIBUTIONS
   Dividends (from net investment income)........      .00             .00            .00            .00             .00
   Distributions (from capital gains)............      .00            3.14           3.76            .00             .00
   Returns of Capital............................      .00             .00            .00            .00             .00
                                                   -------        --------        -------        -------        --------
     Total Distributions.........................      .00            3.14           3.76            .00             .00

Net Asset Value, End of Period..................$    29.86           26.45          27.02          24.06           22.43
                                                   =======        ========        =======        =======        ========



TOTAL RETURN.....................................    25.78%(a)        9.52%         27.92%          7.27%          15.56%

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (in 000s).............. $ 32,109        $ 30,731       $ 28,191        $ 22,195       $ 18,884
Ratio of Expenses to Average Net Assets..........     1.63% (a)       1.66%          1.70%          1.74%           1.78%
Ratio of Net Income to Average Net Assets........   (  .52)%(a)     (  .59)%       (  .55)%       (  .79)%        (  .66)%
Portfolio Turnover Rate..........................     2.09  (a)       2.37           2.47           2.75            1.55
Average Commission Rate..........................     .0620           .0570

(a) Computed on an annualized basis.






                             See accompanying notes.

                                THE FAIRMONT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1997
(1) Organization

     The Fairmont Fund (The Fund) is a no-load, diversified series of The Fairmont Fund Trust (The Trust), which is a Kentucky Business Trust and an open-end investment company registered under the Investment Company Act of 1940. The Fund was established under a declaration of trust dated December 29, 1980 and began offering its shares publicly on September 2, 1981. The Fund's objective is capital appreciation.

(2)  Summary of Significant Accounting Policies

     (a) Valuation of Investment Securities - Purchases and sales of securities are recorded on a trade date basis. Portfolio securities which are traded on stock exchanges or in the over-the-counter markets are valued at the last sale price as of 4:00 P.M. Eastern time on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     (b) Gains and Losses on Investment Securities - Gains and losses from sales of investments are calculated on the "identified cost" method. Upon disposition of a portion of the investment in a particular security, it is The Fund's general practice to first select for sale those securities which qualify for long-term capital gain or loss treatment for tax purposes.

     (c) Repurchase Agreements - The Fund may acquire repurchase agreements from banks or security dealers (the Seller) which the Board of Trustees and the Adviser have determined creditworthy. The Seller of the repurchase agreement is required to maintain the value of collateral at not less than the repurchase price, including accrued interest. Securities pledged as collateral for repurchase agreements are held by The Fund's custodian in the Federal Reserve/Treasury book-entry system.

     (d) Capital Shares - The Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written request in proper form.

     (e) Estimates and Assumptions - The preparation of financial statements in conformity with generally accepted accounting principles requires The Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3)  Investment Advisory Agreement,  Commissions and Related Party Transactions

     The Investment Advisory Agreement (the Agreement) provides that The Sachs Company (the Adviser) will pay all of The Trust's operating expenses, including fees to disinterested trustees, but excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Adviser also pays The Fund's officers' salaries. Under the terms of the Agreement, The Fund pays the Adviser a fee at the rate of 2% of the first $10,000,000 of average daily net assets, 1-1/2% of the next $20,000,000, and 1% of the average daily net assets over $30,000,000. The management fee is accrued daily and paid monthly. The Adviser received management fees of $247,869 for the six months ended June 30, 1997.

                                THE FAIRMONT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1997

     Morton H. Sachs, a trustee of The Fund, is the president and sole shareholder of the Adviser. The Adviser, as a registered broker-dealer of securities, effected substantially all of the investment portfolio transactions for The Fund. For this service the Adviser received commissions of $206,545 for the six months ended June 30, 1997.

     Certain officers and/or Trustees of The Fund are officers of the Adviser.

(4)  Distributions to Shareholders

No distributions to shareholders were declared for the six months ended June 30, 1997. The following is a summary of distributions to shareholders for the year ended December 31, 1996.

      PERIOD                                     PAID                                                 PER SHARE
       ENDED            DATE DECLARED           IN CASH           REINVESTED           TOTAL           AMOUNT
       -----            -------------           -------           ----------           -----           ------
     12/31/96         DECEMBER 31, 1996        $110,169           $3,163,405        $3,273,574          $3.14

(5)  Investments

For the six months ended June 30, 1997, the cost of purchases and proceeds from sales of investments, other than temporary cash investments, were $28,941,569 and $32,883,365, respectively.

Following is information regarding unrealized appreciation (depreciation) and aggregate cost of securities based upon federal income tax cost at June 30, 1997:

                                                                                                 TAX COST
                                                                                                 --------

         Aggregate gross unrealized appreciation for
              all securities with value in excess of cost...................................$    7,588,205

         Aggregate gross unrealized depreciation for
              all securities with cost in excess of value...................................(    1,654,341)
                                                                                              ------------

         Net unrealized appreciation........................................................$    5,933,864
                                                                                               ===========

         Aggregate cost of securities.......................................................$   23,486,011
                                                                                               ===========

(6)  Income Taxes

It is The Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute substantially all of its income to shareholders. Therefore no tax provision is required.

(7) There are no reportable financial instruments which have any off-balance sheet risk as of June 30, 1997.

(8) At June 30, 1997 an indefinite number of capital shares (no par value) were authorized, and paid-in capital amounted to $25,329,338. Transactions in capital shares were as follows:

             Shares sold.....................................       34,417
             Shares redeemed................................. (    120,797)
                                                                  --------
             Net decrease.................................... (     86,380)
                                                                  --------
             Shares outstanding:
                      Beginning of period....................    1,161,678
                                                               -----------
                      Ending of period.......................    1,075,298
                                                               ===========
